Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Temporary Equity [Line Items]
Shares Authorized	95,997,674	275,000,000
Temporary shares outstanding	93,328,118	0
Aggregate Liquidation Value	$ 268,452	$ 0
Proceeds, Net of Issuance Costs	$ 238,641
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	4,987,477
Temporary shares outstanding	4,987,477
Aggregate Liquidation Value	$ 0
Proceeds, Net of Issuance Costs	$ 0
Issue Price per Share (in dollars per share)	0.0001
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	23,822,492
Temporary shares outstanding	23,822,492
Aggregate Liquidation Value	$ 6,621
Proceeds, Net of Issuance Costs	$ 5,106
Issue Price per Share (in dollars per share)	0.2780
SeriesA1PreferredStock [Member]
Temporary Equity [Line Items]
Shares Authorized	5,742,012
Temporary shares outstanding	5,742,012
Aggregate Liquidation Value	$ 753
Proceeds, Net of Issuance Costs	$ 740
Issue Price per Share (in dollars per share)	0.1312
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	13,270,590
Temporary shares outstanding	13,270,590
Aggregate Liquidation Value	$ 24,600
Proceeds, Net of Issuance Costs	$ 23,429
Issue Price per Share (in dollars per share)	1.8538
SeriesB1PreferredStock [Member]
Temporary Equity [Line Items]
Shares Authorized	9,807,952
Temporary shares outstanding	9,807,952
Aggregate Liquidation Value	$ 20,000
Proceeds, Net of Issuance Costs	$ 14,965
Issue Price per Share (in dollars per share)	2.0392
SeriesB2PreferredStock [Member]
Temporary Equity [Line Items]
Shares Authorized	13,464,939
Temporary shares outstanding	13,464,939
Aggregate Liquidation Value	$ 51,371
Proceeds, Net of Issuance Costs	$ 49,911
Issue Price per Share (in dollars per share)	3.8152
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	14,850,340
Temporary shares outstanding	14,760,594
Aggregate Liquidation Value	$ 113,072
Proceeds, Net of Issuance Costs	$ 92,590
Issue Price per Share (in dollars per share)	7.6604
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized	10,051,872
Temporary shares outstanding	7,472,062
Aggregate Liquidation Value	$ 52,035
Proceeds, Net of Issuance Costs	$ 51,900
Issue Price per Share (in dollars per share)	6.9639